Derivative Warrant Liabilities (Details)											12 Months Ended
	Oct. 30, 2025 $ / shares	Dec. 27, 2024 USD ($) shares	Dec. 16, 2024 USD ($) shares	Aug. 12, 2024 shares	Jul. 16, 2024 shares	Jun. 28, 2024 shares	Mar. 22, 2024 shares	Feb. 23, 2024 shares	Jan. 21, 2024 $ / shares	Dec. 05, 2023 shares	Oct. 31, 2025 USD ($)	Jun. 20, 2024 shares	Mar. 08, 2024 shares	Jan. 16, 2024 $ / shares shares	Nov. 29, 2023 shares	Sep. 18, 2023 shares	Apr. 06, 2023 shares
April 2023 Warrants [Member]
Derivative Warrant Liabilities [Line Items]
Number of shares issued | shares			15,156	64,104		156,098							27,973		2,729,394		4,505,718
Warrants exercise price (in Dollars per share) | $ / shares	$ 32.71								$ 43.08
Warrant became exercisable common shares (in Dollars per share) | $ / shares	0.024								0.018
Warrants exercised common share | shares			275	1,160		2,824	506			16,313
Gross proceeds from warrant exercised common share (in Dollars) | $			$ 11,821
September 2023 Warrants [Member]
Derivative Warrant Liabilities [Line Items]
Number of shares issued | shares		327,765		80,526		182,144		281,910							4,602,916	7,500,000
Warrants exercise price (in Dollars per share) | $ / shares	32.71								43.08
Warrant became exercisable common shares (in Dollars per share) | $ / shares	0.009								$ 0.007
Warrants exercised common share | shares		2,360		580		1,372	2,037			10,242
Gross proceeds from warrant exercised common share (in Dollars) | $		$ 101,755
January 2024 Warrants [Member]
Derivative Warrant Liabilities [Line Items]
Number of shares issued | shares		205,000						30,200				138,320		1,500,000
Warrants exercise price (in Dollars per share) | $ / shares	32.71													$ 64
Warrant became exercisable common shares (in Dollars per share) | $ / shares	$ 0.049
Warrants exercised common share | shares		5,125			3,458			755
Gross proceeds from warrant exercised common share (in Dollars) | $		$ 328,000
Warrants [Member]
Derivative Warrant Liabilities [Line Items]
Changes in fair value of derivative warrant liabilities (in Dollars) | $											$ 1,156,392
Expected volatility life											3.21